RELATED PARTY TRANSACTIONS - Additional Information (Details) $ in Thousands, $ in Millions			1 Months Ended	12 Months Ended
	Nov. 08, 2022 USD ($)	Nov. 08, 2022 CAD ($)	Nov. 30, 2022 USD ($)	Dec. 31, 2022 CAD ($)	Dec. 31, 2021 CAD ($)
RELATED PARTY TRANSACTIONS
Aggregate gross proceeds	$ 50.0	$ 67,200
Minimum commitments under the contracts				$ 2,150	$ 1,554
Amount of additional minimum required payments to be made				$ 4,379	$ 3,139
Unsecured Convertible Notes
RELATED PARTY TRANSACTIONS
Aggregate gross proceeds			$ 50.0
Pallinghurst
RELATED PARTY TRANSACTIONS
Percentage of interest on issued and outstanding common shares				20.66%	20.94%
Amount Subscribed			12.5
Investissement Quebec
RELATED PARTY TRANSACTIONS
Amount Subscribed			$ 12.5